PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Balances of Investment Properties (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Investment Properties including properties held for sale at beginning of period	R$ 3,886,696
Change in fair value of investment properties	1,311,691	17,116
Business combination	9,478,011	3,875,752
Additions	17,477
Transfers
Sale of agricultural properties intended for sale	(550,432)
Others		(6,172)
Investment Properties including properties held for sale at end of period	14,143,443	3,886,696
Current	40,383
Non-current	14,103,060
Investment Properties including properties held for sale	14,143,443	3,886,696
Investment properties [member]
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Investment Properties including properties held for sale at beginning of period	3,886,696
Change in fair value of investment properties	1,311,691	17,116
Business combination	9,209,626	3,875,752
Additions	17,477
Transfers	(322,430)
Sale of agricultural properties intended for sale
Others		(6,172)
Investment Properties including properties held for sale at end of period	14,103,060	3,886,696
Current
Non-current	14,103,060
Investment Properties including properties held for sale	14,103,060	3,886,696
Properties held for sale [member]
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Investment Properties including properties held for sale at beginning of period
Change in fair value of investment properties
Business combination	268,385
Additions
Transfers	322,430
Sale of agricultural properties intended for sale	(550,432)
Others
Investment Properties including properties held for sale at end of period	40,383
Current	40,383
Non-current
Investment Properties including properties held for sale	R$ 40,383